Financial instruments - Additional information (Details)		3 Months Ended	12 Months Ended
	Jun. 21, 2022 GBP (£)	Jun. 30, 2022 GBP (£) contract	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, number of instruments held | contract		1
Loss on forward contracts			£ 11,287,000	£ 0	£ 0
Impairment, trade receivables			0	0
Short term bank deposits	£ 100,000,000		101,234,000	0
Short-term bank deposits, term	12 months
Short-term bank deposits, interest rate	2.35%
Allcyte
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			£ 353,000	300,000
Borrowings, interest rate			0.75%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure			£ 370,868,000	230,516,000
Effect on profit before tax and equity			£ 3,709,000	£ 2,305,000
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, term of contract		1 month
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, term of contract		3 months
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loss on forward contracts		£ 11,287,000